Note 3 - BBVA Group - Contribution To Consolidated Group Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Grupo BBVA
Description Of Nature Of Entitys Operations And Principal Activities	The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking, asset management and private banking. The Group also operates in other sectors such as insurance, real estate, operational leasing, etc.
Principal Place Of Business	significant presence in retail banking, wholesale banking, asset management and private banking.
Main Geographies Of Activity	The BBVA Group’s activities are mainly located in Spain, Mexico, South America, the United States and Turkey, with active presence in other countries
Contribution To Consolidated Group Assets [Line Items]
Contributed To Consolidated Group Assets	€ 690,059	€ 731,856	€ 749,855
Bank And Other Financial Services [Member]
Contribution To Consolidated Group Assets [Line Items]
Contributed To Consolidated Group Assets	659,414	699,592	717,981
Insurance And Pension Fund [Member]
Contribution To Consolidated Group Assets [Line Items]
Contributed To Consolidated Group Assets	26,134	26,831	25,741
Other Non Financial [Member]
Contribution To Consolidated Group Assets [Line Items]
Contributed To Consolidated Group Assets	€ 4,511	€ 5,433	€ 6,133